Segment reporting (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment reporting [Abstract]
Revenue	$ 1,523,066	$ 2,464,939	$ 2,647,484
Costs and expenses	(1,248,753)	(1,874,358)	(1,860,167)
Corporate expenses	(198,404)	(205,622)	(194,215)
Depreciation and amortization	(80,277)	(562,915)	(555,244)
Transportation (loss) profit	(4,368)	(177,956)	37,858
Net profit (loss) for the year	23,549	1,329,579	(506,564)
Total assets	3,781,084	4,124,212	11,923,301
Total liabilities	1,656,826	1,895,150	10,959,311
Total capital expenditures	86,283	80,222	162,072
Operating Segments [Member]
Segment reporting [Abstract]
Total assets	4,702,062	7,714,130	14,745,051
Total liabilities	1,228,072	1,181,258	11,455,832
Total capital expenditures	57,095	73,130	161,917
Operating Segments [Member] | Specialized Maritime Division [Member]
Segment reporting [Abstract]
Revenue	909,455	1,951,320	2,167,585
Costs and expenses	(727,535)	(1,386,282)	(1,385,458)
Depreciation and amortization	(59,451)	(541,030)	(534,525)
Transportation (loss) profit	122,469	24,008	247,602
Total assets	2,641,105	5,617,173	12,830,358
Total liabilities	887,042	849,416	11,107,505
Total capital expenditures	42,745	64,054	160,691
Operating Segments [Member] | Logistics Division [Member]
Segment reporting [Abstract]
Revenue	286,649	229,529	190,902
Costs and expenses	(248,364)	(193,826)	(158,403)
Depreciation and amortization	(2,772)	(1,660)	(1,908)
Transportation (loss) profit	35,513	34,043	30,591
Total assets	55,586	38,833	25,929
Total liabilities	19,055	19,425	23,874
Total capital expenditures	592	0	0
Operating Segments [Member] | Ports and Terminal Division [Member]
Segment reporting [Abstract]
Revenue	165,971	134,196	116,708
Costs and expenses	(106,993)	(112,771)	(100,109)
Depreciation and amortization	(9,616)	(11,143)	(10,489)
Transportation (loss) profit	49,362	10,282	6,110
Total assets	1,766,631	1,904,928	1,739,936
Total liabilities	255,460	256,121	276,772
Total capital expenditures	13,176	9,034	1,087
Operating Segments [Member] | Warehousing Division [Member]
Segment reporting [Abstract]
Revenue	160,991	149,894	126,070
Costs and expenses	(165,388)	(180,356)	(169,737)
Depreciation and amortization	(1,305)	(1,205)	(947)
Transportation (loss) profit	(5,702)	(31,667)	(44,614)
Total assets	238,740	153,196	148,828
Total liabilities	66,515	56,296	47,681
Total capital expenditures	582	42	139
Shared Accounts [Member] | Other Businesses [Member]
Segment reporting [Abstract]
Revenue	0	0	46,219
Costs and expenses	(473)	(1,123)	(46,460)
Corporate expenses	(198,404)	(205,622)	(194,215)
Depreciation and amortization	(7,133)	(7,877)	(7,375)
Transportation (loss) profit	(206,010)	(214,622)	(201,831)
Total assets	(920,978)	(3,589,918)	(2,821,750)
Total liabilities	428,754	713,892	(496,521)
Total capital expenditures	29,188	7,092	155
Unallocated Amounts [Member]
Segment reporting [Abstract]
Transportation (loss) profit	$ 27,917	$ 1,507,535	$ (544,422)